Income Tax - Unrecognized Tax Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule Of Unrecognized Tax Benefits [Abstract]
Balance at beginning of the year	¥ 19,353	$ 2,651	¥ 7,342
Additions	0	0	12,011
Decreases	(8,015)	(1,098)	0
Balance at end of the year	¥ 11,338	$ 1,553	¥ 19,353